Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes

(14) Income Taxes

We file a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2020	2019	2018

	(Dollars in Thousands)
Current
U.S.	$43,794	$48,559	$48,144
State	3,709	2,944	3,370
Foreign	58	38	(5)
Total current taxes	47,561	51,541	51,509
Deferred
U.S.	(2,733)	2,979	5,130
State	(389)	330	13
Total deferred taxes	(3,122)	3,309	5,143
Total income taxes	$44,439	$54,850	$56,652

Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 21%for 2020, 2019 and 2018 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2020	2019	2018

	(Dollars in Thousands)
Computed expected tax expense	$45,218	$55,086	$57,831
Change in taxes resulting from:
Tax-exempt interest income	(2,709)	(2,550)	(3,101)
State tax, net of federal income taxes, tax credit and refunds	2,622	2,587	2,673
Resolution of IRS exam		—	—
Other investment income	(2,205)	(1,480)	(1,561)
Deferred tax adjustment due to federal tax rate change		—	(1,618)
Net investment in low income housing investments	1,990	623	2,518
Other	(477)	584	(90)
Actual tax expense	$44,439	$54,850	$56,652

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019 are reflected below:

	2020	2019

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$21,921	$12,050
Other real estate owned	1,183	2,501
Impairment charges on available-for-sale securities	—	1,054
Accrued expenses	81	98
Other	5,649	6,019
Total deferred tax assets	28,834	21,722
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,350)	(12,478)
Net unrealized gains on available for sale investment securities	(5,679)	(508)
Impairment charges on available-for-sale securities	(19)	—
Identified intangible assets and goodwill	(13,807)	(13,649)
Other	(20,551)	(18,849)
Total deferred tax liabilities	(52,406)	(45,484)
Net deferred tax liability	$(23,572)	$(23,762)

The net deferred tax liability of $23,572,000 at December 31, 2020 and $23,762,000 at December 31, 2019 is included in other liabilities in the consolidated statements of condition.